Trade Receivables - Schedule of Trade Receivables (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Trade and other receivables [abstract]
Trade receivables	₨ 124,460		₨ 119,686
Allowance for lifetime expected credit loss	(13,937)		(14,824)	₨ (14,570)
Total	110,523		104,862
Non-current	6,049	$ 80	4,373
Current	₨ 104,474	$ 1,386	₨ 100,489